Equipment and Other Fixed Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2020
Property, Plant and Equipment [Line Items]
Equipment and other fixed assets, gross	$ 132,006,461	$ 140,489,264	$ 157,685,556
Less accumulated depreciation	(68,447,381)	(78,887,914)	(70,384,632)
Equipment and other fixed assets, net	63,559,080	61,601,350	87,300,924
Fully-depreciated assets written off	72,784,264	231,090
Patient medical equipment
Property, Plant and Equipment [Line Items]
Equipment and other fixed assets, gross	112,070,831	123,881,314	132,311,790
Vehicles
Property, Plant and Equipment [Line Items]
Equipment and other fixed assets, gross	4,461,041	3,903,819	6,916,895
Other
Property, Plant and Equipment [Line Items]
Equipment and other fixed assets, gross	$ 15,474,589	$ 12,704,131	$ 18,456,871